Schedule V - Valuation and Qualifying Accounts (Detail) (Valuation allowance on deferred tax assets, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Valuation allowance on deferred tax assets
Movement in Valuation Allowances and Reserves [Roll Forward]
Beginning Balance	$ 2,875.0	$ 3,087.0		$ 2,691.5
Charged to Costs and Expenses	99.1	175.0		547.0
Write-offs/Payments/Other	0	(387.0)	[1]	(151.5)	[1]
Ending Balance	$ 2,974.1	$ 2,875.0		$ 3,087.0

[1]	For 2011 and 2010, these amounts represent valuation allowances allocated to Other comprehensive income directly related to the appreciation of the Company's available-for-sale portfolio, and not pertaining to expectations of taxable income in future years.